Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Common stock subscriptions	$ 722,445	$ 792,745	$ 1,504,000
Cash and cash equivalents	412,051	589,668	12,047
Unamortized deferred financing costs	0	6,663	0
Derivative Liability, Current	0	354,160	310,641	$ 413,795
Revenues	$ 550,000	$ 550,000	$ 0
Concentration Risk, Percentage		100.00%
Additional common shares		2,083,293	2,406,227
Additional common shares	0	2,708,091